Recent accounting pronouncements (Policies)	6 Months Ended
Jun. 30, 2019
Accounting Changes and Error Corrections [Abstract]
Basis of presentation
Basis of presentation

The Consolidated Financial Statements are presented in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP). The amounts are presented in United States dollar ("U.S. dollar," "$" or "US$") rounded to the nearest million, unless otherwise stated. The accompanying Consolidated Financial Statements present the financial position of Seadrill Limited, the consolidated subsidiaries and our interests in associated entities. Investments in companies in which we control, or directly or indirectly hold more than 50% of the voting control are consolidated in the Consolidated Financial Statements, as well as certain variable interest entities of which we are deemed to be the primary beneficiary.

The accompanying unaudited interim financial statements, in the opinion of management, include all material adjustments that are considered necessary for a fair statement of the Company’s financial statements in accordance with generally accepted accounting principles in the United States of America. The accompanying unaudited interim financial statements do not include all of the disclosures required in complete annual financial statements. These financial statements should be read in conjunction with our annual financial statements filed with the SEC on Form 20-F for the year ended December 31, 2018 (SEC File No. 333-224459).

Recently adopted accounting standards
Recently adopted accounting standards

We adopted the following accounting standard updates ("ASUs") since the reporting date of our Form 20-F report covering the period to December 31, 2018.

ASU 2016-02 Leases (also 2018-10, 2018-11, 2018-20, and 2019-01)

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The update requires an entity to recognize right-of-use assets and lease liabilities on its balance sheet and disclose key information about leasing arrangements. It also offers specific accounting guidance for a lessee, a lessor and sale and leaseback transactions. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of the financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. The guidance became effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years using a modified retrospective application.

We transitioned to the new standard using the modified retrospective approach as permitted by the standard. We determined that our drilling contracts contain a lease component as well as a revenue component. We have elected to apply the practical expedient provided to lessors and will not separate the lease and nonlease components within our drilling contracts. We will continue to apply the Topic 606 to our drilling contracts instead of Topic 842 because the nonlease component is the predominant component within our drilling contracts. As a result, our pattern of revenue recognition did not change significantly compared to prior accounting standards due to the adoption of this update.

In addition, within our operating leases, where we are lessees, we elected not to separate nonlease components from lease components and instead we account for each separate lease component and the nonlease components associated with that lease component as a single lease component in accordance with Topic 842. We have also elected not to apply the recognition requirements in Topic 842 to short-term leases, being leases lasting less than one year. Instead, we recognize short-term lease payments in our Consolidated Statement of Operations on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred.

We recognized an aggregate lease liability of $25 million and a right-of-use asset of $23 million on adoption on January 1, 2019. There was no impact to our opening retained earnings as a result of adopting this update. Prior period amounts are not adjusted and continue to be reported in accordance with the previous guidance in Topic 840.

Other ASUs

We additionally adopted the following accounting standard updates in the year which did not have any material impact on our Consolidated Financial Statements and related disclosures:

•	ASU 2018-07 Compensation - Stock compensation (Topic 718)

•	ASU 2018-16 Derivatives and Hedging (Topic 815)

Recently issued accounting standards

The FASB issued the following ASUs that we have not yet adopted but which could affect our Consolidated Financial Statements and related disclosures in future periods:

ASU 2016-13 - Financial Instruments - Measurement of Credit Losses on Financial Instruments (Also 2019-04 and 2019-05)

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which revises guidance for the accounting for credit losses on financial instruments within its scope. The new standard introduces an approach, based on expected losses, to estimate credit losses on certain types of financial instruments and modifies the impairment model for available-for-sale debt securities. In April 2019, the FASB issued ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments , which provides additional guidance on the accounting for credit losses. In May 2019, the FASB issued ASU 2019-05, Financial Instruments-Credit Losses (Topic 326): Targeted Transition Relief, which provides transition guidance for entities to elect the fair value option of certain financial instruments. These guidance will be effective for annual and interim periods beginning after December 15, 2019, with early adoption permitted only from January 1, 2019. Entities are required to apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as at the beginning of the first reporting period in which the guidance is adopted.

We are in the early stage of evaluating the impact of this standard update. Our customers are international oil companies, national oil companies and large independent oil companies. Our financial assets are primarily held with counter parties with high credit standing and we have historically had a low incidence of bad debt expense. Therefore, we do not currently expect this guidance to significantly affect our Consolidated Financial Statements and related disclosures when we adopt it.

ASU 2018-13 Fair Value Measurement - Changes to the Disclosure Requirements for Fair Value Measurement

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The update is intended to improve the effectiveness of disclosures in the notes to financial statements by facilitating clear communication of the US GAAP information requirements that are most important to users of an entity's financial statements. The guidance will be effective for annual and interim periods beginning after December 15, 2019, with early adoption permitted. We are in the process of evaluating the impact of this standard update on our Consolidated Financial Statements and related disclosures.

ASU 2018-14 Compensation - Changes to the Disclosure Requirements for Defined Benefit Plans

In August 2018, the FASB issued ASU 2018-14, Compensation-Retirement Benefits-Defined Benefit Plans-General (Subtopic 715-20): Disclosure Framework-Changes to the Disclosure Requirements for Defined Benefit Plans. The update is intended to improve the effectiveness of disclosures in the notes to financial statements by facilitating clear communication of the US GAAP information requirements that are most important to users of an entity's financial statements. The guidance will be effective for annual and interim periods beginning after December 15, 2020, with early adoption permitted. We are in the process of evaluating the impact of this standard update on our Consolidated Financial Statements and related disclosures.

ASU 2018-15 Intangibles

In August 2018, the FASB issued ASU 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (a consensus of the FASB Emerging Issues Task Force). The update is intended to provide additional guidance on the accounting for costs of implementation activities performed in a cloud computing arrangement that is a service contract. The guidance will be effective for annual and interim periods beginning after December 15, 2019, with early adoption permitted. We are in the process of evaluating the impact of this standard update on our Consolidated Financial Statements and related disclosures.

ASU 2018-17 Consolidation: Targeted Improvements to Related Party Guidance for Variable Interest Entities

In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities. The update is intended to improve general purpose financial reporting by considering indirect interests held through related parties in common control arrangements on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests. The guidance will be effective for annual and interim periods beginning after December 15, 2019, with early adoption permitted. We are in the process of evaluating the impact of this standard update on our Consolidated Financial Statements and related disclosures.

Fresh start accounting
Fresh start accounting
Upon emergence from bankruptcy, we applied fresh start accounting to our Consolidated Financial Statements in accordance with the provision set forth in ASC852 as (i) the holders of existing voting shares of the Company prior to emergence received less than 50% of the voting shares of the Company outstanding following its emergence from bankruptcy and (ii) the reorganization value of the Company’s assets immediately prior to confirmation of the plan of reorganization was less than the post-petition liabilities and allowed claims.

We elected to apply fresh start accounting effective July 1, 2018 (the "Convenience Date"), to coincide with the timing of the normal third quarter reporting period, which resulted in Seadrill becoming a new entity for financial reporting purposes. We evaluated and concluded that events between July 1, 2018 and July 2, 2018 were immaterial and that the use of an accounting Convenience Date of July 1, 2018 was appropriate.

The effects of the Plan and the application of fresh start accounting were applied as of July 2, 2018 and the new basis of our assets and liabilities are reflected in our Consolidated Balance Sheet and the related adjustments thereto were recorded in the Consolidated Statement of Operations of the Predecessor as "Reorganization items." As a result of the application of fresh start accounting and the effects of the implementation of the Plan, the Consolidated Financial Statements for the period after July 1, 2018 (the “Successor”) will not be comparable with the Consolidated Financial Statements prior to that date.

Reorganization items
Advisory and professional fees- Professional and advisory fees incurred in connection with our Chapter 11 reorganization.

Interest income on surplus cash invested - Interest income recognized on cash held within entities that had filed for Chapter 11.
Reorganization items
Expenses and income directly associated with the Chapter 11 cases are reported separately in the Consolidated Statement of Operations as "Reorganization items" as required by ASC 852, Reorganizations. This category was used to reflect the net expenses and gains and losses that are the result of the reorganization of the business.

Revenue from contracts with customers
Certain direct and incremental costs that are expected to be recovered, relate directly to a contract, and enhance resources that will be used in satisfying our performance obligations in the future. Such costs are deferred and amortized ratably to contract drilling expense as services are rendered over the initial term of the related drilling contract.
Costs incurred for the demobilization of rigs at contract completion are recognized as incurred during the demobilization process. Costs incurred for rig modifications or upgrades required for a contract, which are considered to be capital improvements, are capitalized as drilling and other property and equipment and depreciated over the estimated useful life of the improvement. Refer to Note 13 – Drilling units for more information.

Deferred revenue - The deferred revenue balance of $24 million reported in "Other current liabilities" at June 30, 2019 (Successor) is expected to be realized within the next twelve months and $7 million reported in "Other non-current liabilities" is expected to be realized within the following next twelve months. The deferred revenue included above consists primarily of mobilization and upgrade revenue for both wholly and partially unsatisfied performance obligations as well as expected variable mobilization and upgrade revenue for partially unsatisfied performance obligations, which has been estimated for purposes of allocating across the entire corresponding performance obligations. The amounts are derived from the specific terms within drilling contracts that contain such provisions, and the expected timing for recognition of such revenue is based on the estimated start date and duration of each respective contract based on information known at June 30, 2019. The actual timing of recognition of such amounts may vary due to factors outside of our control.

Practical expedient - We have applied the disclosure practical expedient in ASC 606-10-50-14A(b) and have not included estimated variable consideration related to wholly unsatisfied performance obligations or to distinct future time increments within our contracts, including dayrate revenue. The duration of our performance obligations varies by contract.

Leases
Below are the significant assumptions and judgments we applied to account for our leases in accordance with Topic 842.

1.	We apply judgment in determination whether a contract contains a lease or a lease component as defined by Topic 842.

2.	We have elected to combine leases and non-lease components. As a result, we do not allocate our consideration between leases and non-lease components.

3.	The discount rate applied to our operating leases is our incremental borrowing rate. We estimated our incremental borrowing rate based on the rate for our traded debt.

4.
Within the terms and conditions of some of our operating leases we have options to extend or terminate the lease. In instances where we are reasonably certain to exercise available options to extend or terminate, then the option was included in determining the appropriate lease term to apply. Options to renew our lease terms are included in determining the right-of-use asset and lease liability when it is reasonably certain that we will exercise that option.

Risk management and financial instruments
Credit risk
We have financial assets, including cash and cash equivalents, marketable securities, other receivables and certain amounts receivable on derivative instruments. These assets expose us to credit risk arising from possible default by the counterparty. Most of the counterparties are creditworthy financial institutions or large oil and gas companies. We do not expect any significant loss to result from non-performance by such counterparties.

We do not demand collateral in the normal course of business. The credit exposure of derivative financial instruments is represented by the fair value of contracts with a positive fair value at the end of each period, reduced by the effects of master netting agreements, adjusted for counterparty non-performance credit risk assumptions. It is our policy to enter into master netting agreements with the counterparties to derivative financial instrument contracts, which give us the legal right to discharge all or a portion of amounts owed to a counterparty by offsetting them against amounts that the counterparty owes to us.

Concentration of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that most of the amounts are carried with Citibank, Nordea Bank Finland Plc, Danske Bank A/S, BNP Paribas, BTG Bank and ING Bank N.V. We consider these risks to be remote. We also have a concentration of risk with respect to customers. For details on the customers with greater than 10% of contract revenues, refer to Note 4 - Segment information.

Foreign exchange risk
As is customary in the oil and gas industry, most of our revenues and expenses are denominated in U.S. dollars, which is the functional currency of most of our subsidiaries and equity method investees. However, a portion of the revenues and expenses of certain of our subsidiaries and equity method investees are denominated in other currencies. We are therefore exposed to foreign exchange gains and losses that may arise on the revaluation or settlement of monetary balances denominated in foreign currencies.

Our foreign exchange exposure primarily relates to foreign denominated cash and working capital balances. We do not expect these exposures to cause a significant amount of fluctuation in net income and therefore do not currently hedge them. Further, the effect of fluctuations in currency exchange rates caused by our international operations generally has not had a material impact on our overall operating results.

Interest rate risk
Our exposure to interest rate risk relates mainly to our floating rate debt and balances of surplus funds placed with financial institutions. We manage this risk through the use of derivative arrangements. We have set out our exposure to interest rate risk on our net debt obligations at June 30, 2019